BMW Vehicle Owner Trust 2010-A

Accrued Interest Date:	1/25/11	Collection Period Ending:	1/31/11
Current Payment Date:	2/25/11	Period:	10

Balances
Initial	Beginning of Period	End of Period

Pool Balance	$ 807,017,816.96	$ 557,749,411.87	$ 534,962,048.97

Yield Supplement Overcollateralization	$ 31,823,968.20	$ 21,263,739.31	$ 20,320,816.04
Adjusted Pool Balance	$ 775,193,848.76	$ 536,485,672.56	$ 514,641,232.93

Reserve Account	$ 1,937,984.62	$ ,937,984.62	$ 1,937,984.62

Overcollateralization	$ 25,193,848.76	$ 33,333,335.50	$ 33,333,335.50

Notes

Class A-1 Notes	$ 179,200,000.00	-	-

Class A-2 Notes	$ 239,000,000.00	$ 171,352,337.06	$ 149,507,897.43

Class A-3 Notes	$ 254,000,000.00	$ 254,000,000.00	$ 254,000,000.00

Class A-4 Notes	$ 77,800,000.00	$ 77,800,000.00	$ 77,800,000.00
$ 750,000,000.00	$ 503,152,337.06	$ 481,307,897.43

Reconciliation of Collection Account
Available Funds:
Available Interest:
Interest Collected on Receivables	$ 1,933,649.96
Servicer Advances	119,979.33
Servicer Advance Reimbursement	129,412.11

Administrative Purchase Payment	0.00
Warranty Purchase Payment	250.60

Recoveries	21,208.64
Investment Earnings on Trust Accounts
Interest from Reserve Account	177.75

Interest from Collection Account	2,719.76
Total Available Interest	$ 1,948,573.93

Available Principal:

Principal Collection on Receivables
Receipts of Scheduled Principal	$ 14,426,912.70

Receipts of Pre-Paid Principal	7,787,710.64

Liquidation Proceeds	226,186.60
Administrative Purchase Payment

Warranty Purchase Payment	83,224.15
Total Available Principal	$ 22,524,034.09

Advances from the Reserve Account	$ 0.00

Release from the Reserve Fund Account	$ 0.00

Total Available Funds
$ 24,472,608.02

Distributions:

Servicing Fees	$ 464,791.18

Non-recoverable Servicer Advance Reimbursement	14,677.33
Noteholder's Accrued and Unpaid Interest	527,466.33
Priority Principal Distribution to Noteholder's	0.00
Reserve Account Deposit to achieve the Specified Reserve Account Balance	0.00
Regular Principal Distributable Amount to Noteholders	21,844,439.63
Owner Trustee and Indenture Trustee Fees	0.00
Certificate Distribution Account (any remaining payments)	1,621,233.55
Total Distributions
$ 24,472,608.02

Monthly Period Receivables Principal Balance Calculation

Beginning Receivable Principal Balance	$ 557,749,411.87
Monthly Principal Received
Regular Principal Received	$ 14,426,912.70
Prepaid Principal Received	7,787,710.64
Liquidations	226,186.60
Principal Balance Allocable to Gross Charge-offs	263,328.80

Principal Portion of Repurchased Receivables	83,224.15
Total Monthly Principal Amounts	$ 22,787,362.89

Ending Receivable Principal Balance	$ 534,962,048.97

Distributions

Interest Distributable Amount	Interest Rate	Current Payment	Per $1,000

Class A-1 Notes	0.27929%	$ 0.00	0.00
Class A-2 Notes	0.68000%	$ 97,099.66	0.41
Class A-3 Notes	1.39000%	$ 294,216.67	1.16
Class A-4 Notes	2.10000%	$ 136,150.00	1.75
$ 527,466.33

Monthly Principal Distributable Amount	Beginning Balance	Current Payment	Ending Balance	Per $1,000	Note Factor
Class A-1 Notes	-	0.00	-	0.00	0.00

Class A-2 Notes	$ 171,352,337.06	21,844,439.63	$ 149,507,897.43	91.40	0.63
Class A-3 Notes	$ 254,000,000.00	0.00	$ 254,000,000.00	0.00	1.00
Class A-4 Notes	$ 77,800,000.00	0.00	$ 77,800,000.00	0.00	1.00
503,152,337.06	21,844,439.63
$ 481,307,897.43

Carryover Shortfalls

Prior Period Carryover	Current Payment	Per $1,000
Class A-1 Interest Carryover Shortfall	-	-	-

Class A-2 Interest Carryover Shortfall	-	-	-
Class A-3 Interest Carryover Shortfall	-	-	-
Class A-4 Interest Carryover Shortfall	-	-	-

Yield Supplement Overcollateralization

Beginning Period Required Amount	$ 21,263,739.31
Beginning Period Amount	21,263,739.31
Current Distribution Date Required Amount	20,320,816.04
Current Period Release	942,923.27
Ending Period Amount	20,320,816.04
Next Distribution Date Required Amount	$ 19,399,063.59

Reserve Account

Beginning Period Required Amount	$ 1,937,984.62
Beginning Period Amount	1,937,984.62
Net Investment Earnings	177.75
Current Period Deposit Amount Due	0.00

Reserve Fund Draw Amount	0.00
Ending Period Required Amount	1,937,984.62

Release to Depositor	177.75
Ending Period Amount	$ 1,937,984.62

Overcollateralization

Beginning Period Overcollateralization Amount	$ 33,333,335.50

Target Overcollateralization Amount	$ 33,333,335.50

Ending Period Over Collateralization Amount	$ 33,333,335.50

Current Period Release	$ 0.00

Receivables Data

Beginning Period	Ending Period
Number of Specified Loans	26,116	25,606
Weighted Average Remaining Term	41.60	40.73
Weighted Average Annual Percentage Rate	4.10%	4.09%

Delinquencies
Dollar Amount	Percentage
30-59 Days	$ 5,279,744.36	0.99%
60-89 Days	655,750.97	0.12%
90-119 Days	77,909.42	0.01%
120+ Days	481,477.51	0.09%

Total 30+ Days Past Due	$ 6,494,882.26	1.21%

Write-offs
Gross Principal Write-offs for Current Period	$265,693.28
Recoveries for Current Period	21,208.64
Net Write-Offs for Current Period	244,484.64
Cumulative Net Realized Losses	$1,597,282.92

Repossessions	Dollar Amount	Units
Beginning Period Repossessed Receivables Balance	728,842.27	31
Ending Period Repossessed Receivables Balance	731,020.94	32

Principal Balance of 90+ Day Repossessed Vehicles	308,957.30	14